Related Party Transactions and Balances - Related Party Transactions and Balances (Details) - USD ($)		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Abalance Corporation (“Abalance”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company		Controlling shareholder
Fuji Solar Co., Ltd. (“Fuji Solar”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company		Controlled by the controlling shareholder of the Company
WWB Corporation (“WWB”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company		Controlled by the controlling shareholder of the Company
VSun JV [Member]
Related Party Transaction [Line Items]
Relationship with the Company		Controlled by Fuji Solar
Sales to a related party		$ 4,707,666	$ 111,675,535
Vietnam Sunergy (Bac Ninh) Company Limited (“VSun Bac Ninh”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company		Wholly owned by VSun JV
VSun Solar USA Inc. (“VSun USA”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company		Wholly owned by VSun JV
VSun China Co., Ltd. (“VSun China”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company		Wholly owned by VSun JV
Vietnam Sunergy Wafer Co., Ltd.[Member]
Related Party Transaction [Line Items]
Relationship with the Company		Wholly owned by VSun JV
VSun Bac Ninh [Member]
Related Party Transaction [Line Items]
Sales to a related party		$ 18,223,428	251,293
VSun China [Member]
Related Party Transaction [Line Items]
Sales to a related party		897,201	341,417
Purchase of raw materials from a related party		39,806,985	63,085,633
Payment of operating expenses by related parties on behalf of the Company	[1]		991,395
Prepayments of raw materials to related parties	[2]	6,289,920	27,582,554
VSun China [Member] | Account Receivable Related Party [Member]
Related Party Transaction [Line Items]
Accounts receivable – a related party		$ 4,003,885		$ 4,402,462
Nature of balance		Sales to the related party
VSun China [Member] | Prepayment Related Party [Member]
Related Party Transaction [Line Items]
Nature of balance		Prepayments for raw materials
Prepayments — a related party		$ 6,289,920
VSun China [Member] | Contract Liabilities Related Party [Member]
Related Party Transaction [Line Items]
Nature of balance		Advance for solar cells
Contract liabilities — a related party		$ 2,267,478		98,561
VSUN USA [Member]
Related Party Transaction [Line Items]
Sales to a related party		1,257,254	19,530
Payment of operating expenses by related parties on behalf of the Company	[1]	21,390
Borrowings from a related party	[2]	12,000,000
Accrual of interest expenses on borrowings from a related party	[3]	288,586
Accounts receivable – a related party		$ 426,288		3,474,214
Nature of balance		Sales to the related party
Related Party [Member]
Related Party Transaction [Line Items]
Sales to a related party		$ 25,085,549	112,287,775
Purchase of raw materials from a related party		39,810,755	63,085,633
Payment of operating expenses by related parties on behalf of the Company	[1]	21,390	1,066,687
Prepayments of raw materials to related parties	[2]	6,473,605	27,582,554
Borrowings from a related party	[2]	22,725,000
Accrual of interest expenses on borrowings from a related party	[3]	781,046	1,005,286
Accounts receivable – a related party		4,460,162		11,840,648
Prepayments — a related party		6,470,741
Contract liabilities — a related party		64,542,980		20,098,561
Due to related parties		78,942,226		56,633,373
VSun Wafer [Member]
Related Party Transaction [Line Items]
Purchase of raw materials from a related party		3,770
Prepayments of raw materials to related parties	[2]	$ 183,685
Nature of balance		Prepayments for raw materials
Prepayments — a related party		$ 180,821
VSun JV One [Member]
Related Party Transaction [Line Items]
Payment of operating expenses by related parties on behalf of the Company	[1]		75,292
VSun JV Two [Member]
Related Party Transaction [Line Items]
Repayment of operating expenses to related parties paid on behalf of the Company	[1]		148,000
WWB [Member]
Related Party Transaction [Line Items]
Borrowings from a related party	[2]	$ 10,725,000
Nature of balance		Borrowings
Due to related parties		$ 10,725,000
VSun JV Three [Member]
Related Party Transaction [Line Items]
Repayment of borrowings to a related party	[3]		27,992,018
VSun JV Four [Member]
Related Party Transaction [Line Items]
Accrual of interest expenses on borrowings from a related party	[3]	492,460	1,005,286
VSun JV Five [Member]
Related Party Transaction [Line Items]
Repayment of interest expenses on borrowings from a related party	[3]		$ 631,388
VSun JV Six [Member]
Related Party Transaction [Line Items]
Accounts receivable – a related party		$ 29,989		3,963,972
Nature of balance		Sales to the related party
Abalance [Member]
Related Party Transaction [Line Items]
Nature of balance		Advance made to the related party
Due from a related party		$ 67,393
VSun JV Seven [Member]
Related Party Transaction [Line Items]
Nature of balance		Advance for solar cells
Contract liabilities — a related party		$ 62,275,502		20,000,000
VSun JV Eight [Member]
Related Party Transaction [Line Items]
Nature of balance		Borrowings
Due to related parties		$ 48,879,915		50,059,338
VSun JV Nine [Member]
Related Party Transaction [Line Items]
Nature of balance		Interest payable
Due to related parties		$ 1,922,678		1,469,301
VSun JV Ten [Member]
Related Party Transaction [Line Items]
Nature of balance		Payment of other operating expenses on behalf of the Company
Due to related parties		$ 70,142		70,219
VSun USA One [Member]
Related Party Transaction [Line Items]
Nature of balance		Borrowings
Due to related parties		$ 17,000,000		5,000,000
VSun USA Two [Member]
Related Party Transaction [Line Items]
Nature of balance		Interest payable
Due to related parties		$ 303,581		14,995
VSun USA Three [Member]
Related Party Transaction [Line Items]
Nature of balance		Payment of other operating expenses on behalf of the Company
Due to related parties		$ 21,390
Others [Member]
Related Party Transaction [Line Items]
Nature of balance		Payment of other operating expenses on behalf of the Company
Due to related parties		$ 19,520		$ 19,520

[1]	For the six months ended June 30, 2025 and 2024, the operating expenses paid by related parties on behalf of the Company represented the working capital paid by these related parties. The balances were interest free and payable on demand.For the six months ended June 30, 2025 and 2024, the Company repaid operating expenses of $nil and $148,000 to related parties.
[2]	For the six months ended June 30, 2025, the Company made prepayments of $6,289,920 and $183,685 to VSun China and VSun Wafer for raw materials, respectively, all which were expected to be delivered to the Company in the second half of 2025.For the six months ended June 30, 2024, the Company made prepayments of $27,582,554 to VSUN China for raw materials, all which were delivered to the Company in the second half of 2024.
[3]	For the six months ended June 30, 2025, the Company borrowed loans of $12.0 million and $10.7 million, from VSun USA and WWB, respectively. For the same period, the Company did not repay borrowings to related parties. For the six months ended June 30, 2024, the Company did not borrow loans, while repaid loans of approximately $28.0 million (VND 0.7 trillion) to VSun JV and interest of approximately $0.6 million (VND 15.8 billion).In December 2024, VSun reduced the interest rate of borrowings to 2%, and applied the reduced interest rate to borrowings of 2023. For the second half of 2024, the Company reversed interest expenses of 2023 in the amount of $1,505,865 as a result of reduced interest rate of borrowings.For the six months ended June 30, 2025 and 2024, the Company accrued interest expenses of $781,046 and $1,005,286 on the borrowings. Interest expenses are payable on demand.